Segmented Information - Operating Segments Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Product sales	$ 17,491	$ 24,394	$ 22,282
Less: royalties	(598)	(1,523)	(1,255)
Revenue	16,893	22,871	21,027
Expenses
Production	6,280	6,277	6,464
Transportation, blending and feedstock	4,498	4,699	4,189
Depletion, depreciation and amortization	6,046	5,546	5,161
Asset retirement obligation accretion	205	190	186
Realized risk management (commodity derivatives)	32	64	(99)
Gain on acquisition, disposition and revaluation	(217)	0	(452)
Loss from investments	171	293	346
Total expenses	17,766	17,915	17,505
Earnings (loss) before taxes	(873)	4,956	3,522
Administration	391	344	325
Share-based compensation	(82)	223	(146)
Interest and other financing expense	756	836	739
Net unrealized risk management (gain) loss	(39)	13	(35)
Foreign exchange (gain) loss	(275)	(570)	827
Current income tax (recovery) expense	(257)	434	374
Deferred income tax expense (recovery)	(181)	(894)	557
Net earnings (loss)	(435)	5,416	2,591
Inter–segment elimination and other
Revenue [abstract]
Less: royalties	0	0	0
Revenue	105	496	558
Expenses
Production	48	56	58
Transportation, blending and feedstock	27	437	491
Depletion, depreciation and amortization	0	0	0
Asset retirement obligation accretion	0	0	0
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation	0	0	0
Loss from investments	0	0	0
Total expenses	75	493	549
Earnings (loss) before taxes	30	3	9
Inter–segment elimination and other | Other Income And Revenue
Revenue [abstract]
Revenue	31	0	0
Inter–segment elimination and other | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	105	496	558
Non-segmented
Expenses
Loss from investments	171	6	341
Total expenses	974	867	1,962
Administration	391	344	325
Share-based compensation	(82)	223	(146)
Interest and other financing expense	756	836	739
Net unrealized risk management (gain) loss	13	28	(124)
Foreign exchange (gain) loss	(275)	(570)	827
Total Segments
Revenue [abstract]
Less: royalties	(598)	(1,523)	(1,255)
Revenue	16,893	22,871	21,027
Expenses
Production	6,280	6,277	6,464
Transportation, blending and feedstock	4,498	4,699	4,189
Depletion, depreciation and amortization	6,046	5,546	5,161
Asset retirement obligation accretion	205	190	186
Realized risk management (commodity derivatives)	(20)	49	(10)
Gain on acquisition, disposition and revaluation	(217)	0	(452)
Loss from investments	0	287	5
Total expenses	16,792	17,048	15,543
Earnings (loss) before taxes	101	5,823	5,484
Total Segments | Other Income And Revenue
Revenue [abstract]
Revenue	434	25	0
Total Segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	17,491	24,394	22,282
North America | Operating segments
Revenue [abstract]
Less: royalties	(503)	(998)	(723)
Revenue	8,260	9,837	7,787
Expenses
Production	2,510	2,425	2,405
Transportation, blending and feedstock	3,393	2,935	2,587
Depletion, depreciation and amortization	3,780	3,326	3,132
Asset retirement obligation accretion	97	95	87
Realized risk management (commodity derivatives)	(20)	49	(10)
Gain on acquisition, disposition and revaluation	(217)	0	(277)
Loss from investments	0	0	0
Total expenses	9,543	8,830	7,924
Earnings (loss) before taxes	(1,283)	1,007	(137)
North America | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	41	6	0
North America | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	8,763	10,835	8,510
North Sea | Operating segments
Revenue [abstract]
Less: royalties	(1)	(2)	(2)
Revenue	431	920	891
Expenses
Production	321	391	405
Transportation, blending and feedstock	15	19	22
Depletion, depreciation and amortization	277	308	257
Asset retirement obligation accretion	30	28	29
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation	0	0	(139)
Loss from investments	0	0	0
Total expenses	643	746	574
Earnings (loss) before taxes	(212)	174	317
North Sea | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	3	5	0
North Sea | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	432	922	893
Offshore Africa | Operating segments
Revenue [abstract]
Less: royalties	(16)	(42)	(51)
Revenue	362	665	647
Expenses
Production	103	109	208
Transportation, blending and feedstock	1	2	2
Depletion, depreciation and amortization	190	242	201
Asset retirement obligation accretion	6	6	9
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation	0	0	(36)
Loss from investments	0	0	0
Total expenses	300	359	384
Earnings (loss) before taxes	62	306	263
Offshore Africa | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	18	8	0
Offshore Africa | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	378	707	698
Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Less: royalties	(78)	(481)	(479)
Revenue	7,450	10,865	11,042
Expenses
Production	3,114	3,276	3,367
Transportation, blending and feedstock	881	1,306	1,087
Depletion, depreciation and amortization	1,784	1,656	1,557
Asset retirement obligation accretion	72	61	61
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation	0	0	0
Loss from investments	0	0	0
Total expenses	5,851	6,299	6,072
Earnings (loss) before taxes	1,599	4,566	4,970
Oil Sands Mining and Upgrading | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	139	6	0
Oil Sands Mining and Upgrading | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	7,528	11,346	11,521
Midstream and Refining | Operating segments
Revenue [abstract]
Less: royalties	0	0	0
Revenue	285	88	102
Expenses
Production	184	20	21
Transportation, blending and feedstock	181	0	0
Depletion, depreciation and amortization	15	14	14
Asset retirement obligation accretion	0	0	0
Realized risk management (commodity derivatives)	0	0	0
Gain on acquisition, disposition and revaluation	0	0	0
Loss from investments	0	287	5
Total expenses	380	321	40
Earnings (loss) before taxes	(95)	(233)	62
Midstream and Refining | Operating segments | Other Income And Revenue
Revenue [abstract]
Revenue	202	0	0
Midstream and Refining | Operating segments | Crude Oil, Natural Gas Liquids, Natural Gas, Other Income And Revenue
Revenue [abstract]
Revenue	285	88	102
Crude Oil and NGLs | Inter–segment elimination and other
Revenue [abstract]
Product sales	(108)	351	410
Crude Oil and NGLs | Total Segments
Revenue [abstract]
Product sales	15,579	22,950	20,668
Crude Oil and NGLs | North America | Operating segments
Revenue [abstract]
Product sales	7,480	9,679	7,254
Crude Oil and NGLs | North Sea | Operating segments
Revenue [abstract]
Product sales	417	860	753
Crude Oil and NGLs | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	318	632	628
Crude Oil and NGLs | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	7,389	11,340	11,521
Crude Oil and NGLs | Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	83	88	102
Natural gas | Inter–segment elimination and other
Revenue [abstract]
Product sales	182	145	148
Natural gas | Total Segments
Revenue [abstract]
Product sales	1,478	1,419	1,614
Natural gas | North America | Operating segments
Revenue [abstract]
Product sales	1,242	1,150	1,256
Natural gas | North Sea | Operating segments
Revenue [abstract]
Product sales	12	57	140
Natural gas | Offshore Africa | Operating segments
Revenue [abstract]
Product sales	42	67	70
Natural gas | Oil Sands Mining and Upgrading | Operating segments
Revenue [abstract]
Product sales	0	0	0
Natural gas | Midstream and Refining | Operating segments
Revenue [abstract]
Product sales	0	$ 0	$ 0
Keystone XL Pipeline Project | Inter–segment elimination and other
Expenses
Transportation, blending and feedstock	$ 143